Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	1.80975%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$811,377.82

Principal:
Principal Collections	$15,263,899.23
Prepayments in Full	$7,320,456.01
Liquidation Proceeds	$164,438.73
Recoveries	$51,224.14
Sub Total	$22,800,018.11
Collections	$23,611,395.93

Purchase Amounts:
Purchase Amounts Related to Principal	$169,608.70
Purchase Amounts Related to Interest	$721.20
Sub Total	$170,329.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,781,725.83

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,781,725.83
Servicing Fee	$339,103.68	$339,103.68	$0.00	$0.00	$23,442,622.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,442,622.15
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,442,622.15
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,442,622.15
Interest - Class A-3 Notes	$261,157.48	$261,157.48	$0.00	$0.00	$23,181,464.67
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$23,021,314.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,021,314.75
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$22,951,386.00
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,951,386.00
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$22,900,863.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,900,863.83
Regular Principal Payment	$21,553,901.66	$21,553,901.66	$0.00	$0.00	$1,346,962.17
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,346,962.17
Residual Released to Depositor	$0.00	$1,346,962.17	$0.00	$0.00	$0.00
Total		$23,781,725.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,553,901.66
Total					$21,553,901.66
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,553,901.66	$57.68	$261,157.48	$0.70	$21,815,059.14	$58.38
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$21,553,901.66	$16.57	$541,758.32	$0.42	$22,095,659.98	$16.99

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$185,437,261.68	0.4962196	$163,883,360.02	0.4385426
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$353,257,261.68	0.2715024	$331,703,360.02	0.2549368

Pool Information
Weighted Average APR	2.436%	2.432%
Weighted Average Remaining Term	30.82	30.02
Number of Receivables Outstanding	29,734	28,899
Pool Balance	$406,924,417.86	$383,637,222.30
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$379,279,731.82	$357,725,830.16
Pool Factor	0.2885235	0.2720120

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$25,911,392.14
Targeted Overcollateralization Amount	$51,933,862.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,933,862.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		82	$368,792.89
(Recoveries)		94	$51,224.14
Net Loss for Current Collection Period			$317,568.75
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9365%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3858%
Second Prior Collection Period			0.7834%
Prior Collection Period			0.8141%
Current Collection Period			0.9641%
Four Month Average (Current and Prior Three Collection Periods)			0.7369%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2664	$11,156,138.87
(Cumulative Recoveries)			$2,100,838.25
Cumulative Net Loss for All Collection Periods			$9,055,300.62
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6421%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,187.74
Average Net Loss for Receivables that have experienced a Realized Loss			$3,399.14

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.87%	398	$7,174,582.35
61-90 Days Delinquent	0.26%	56	$999,586.96
91-120 Days Delinquent	0.07%	10	$256,687.33
Over 120 Days Delinquent	0.11%	19	$406,708.29
Total Delinquent Receivables	2.30%	483	$8,837,564.93

Repossession Inventory:
Repossessed in the Current Collection Period		15	$239,537.74
Total Repossessed Inventory		26	$457,421.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1903%
Prior Collection Period			0.2253%
Current Collection Period			0.2941%
Three Month Average			0.2366%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4335%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2019
Payment Date	1/15/2020
Transaction Month	31

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer